Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Compensation Expense
Compensation expenses recognized for share-based awards of the Company were as follows:

	Year Ended December 31,
	2019	2020	2021

	(US$ thousand)

Cost of revenues	$80	$357	$879
Research and development expenses	1,473	5,312	19,737
Sales and marketing expenses	1,654	2,061	4,843
General and administrative expenses	1,046	4,244	6,022

	$4,253	$11,974	$31,481

Compensation expenses recognized for different awards were summarized as below:

	Year Ended December 31,
	2019	2020	2021

	(US$ thousand)

Equity award – share options (1) (4)	$2,179	$7,192	$16,672
Equity award – restricted shares (2)(3)	981	1,193	3,385
Equity award – restricted share units	—	136	5,588
Liability award – share options	960	—	—
Liability award – restricted shares	133	—	—
Liability award – Venture Partners Plan	—	3,453	5,836

	$4,253	$11,974	$31,481

(1)	Including share options granted to employees as part of post-combination compensation of nil, nil and US$5.7 million for the years ended December 31, 2019, 2020 and 2021, respectively.
(2)	Including restricted shares granted by the Founder for equity classified award of US$0.8 million, US$0.9 million and US$0.7 million for the years ended December 31, 2019, 2020 and 2021, respectively.
(3)	Including restricted shares granted to employees as part of post-combination compensation of nil, US$0.3 million and US$2.7 million for the years ended December 31, 2019, 2020 and 2021, respectively.
(4)
Including an incremental $0.7 million of share-based compensation associated with the modification of the awards of an employee during 2021, where a portion of the employee’s options vesting was accelerated.

Schedule of Share Options Activity
The following table summarizes activities of the Company’s share options for the years ended December 31, 2019, 2020 and 2021:
Equity Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		(US$)	In Years	(US$)	(US$)
Outstanding at January 1, 2019	33,660,957	0.11	7.91	19,994,575	0.23

Granted	5,087,648	0.24			0.86
Forfeited	(787,425)	0.13
Reclassified from liability award	50,784	0.10

Outstanding at December 31, 2019	38,011,964	0.12	7.22	51,303,638	0.31

Granted	9,941,500	0.19			3.16
Exercised	(7,632,431)	0.12		43,000,715
Forfeited	(706,150)	0.16

Outstanding at December 31, 2020	39,614,883	0.17	8.23	466,460,320	1.08
Granted (1)	8,799,568	0.09			7.07
Exercised	(14,235,844)	0.12		128,514,032
Forfeited	(1,469,760)	0.13

Outstanding at December 31, 2021	32,708,847	0.14	7.04	127,168,263	2.78
Vested and expected to vest at December 31, 2021	17,948,942	0.13	5.21	69,501,801	0.71

Exercisable at December 31, 2021	17,948,942	0.13	5.21	69,501,801	0.71

(1)
During 2021, the Company granted shares to employees that joined the Company following the acquisition of Easemob (Note 3). Share agreements were signed with the employees contingent on their continuing employment with the Group as well as their ability to meet certain established performance targets. Of the share options granted to the employees, 40% of the options will vest over a period of four years of continuous service starting from the stated vesting commencement date. 60% of the options are also subject to performance metrics based on an initial target, and performance is measured over predefined performance periods which ranges from one to five years; depending on the probability of achieving the performance targets, the number of shares options that vests could range from 0 to 60% of the target amount.

Liability Classified Share Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		(US$)	In Years	(US$)	(US$)
Outstanding at January 1, 2019	1,150,784	0.10	5.97	$689,258	0.07
Granted	—	—
Repurchased	(1,100,000)	0.10	5.67	818,845	0.07
Forfeited	—	—
Reclassified to equity classified award	(50,784)	0.10	6.81	37,804	0.10

Outstanding at December 31, 2019, 2020 and 2021	—	—

Schedule of Share Options, Fair Value Assumptions
The fair value of options granted under the Company’s Plans for the years ended December 31, 2019, 2020 and 2021 used the binomial option pricing model, with the assumptions (or ranges thereof) in the following table:

	Year Ended December 31,
	2019	2020	2021
Exercise price	US$0.10 - US$0.50	US$0.10 - US$1.74	US$0.10
Fair value of the ordinary shares on the date of option grant	US$0.3493 - US$1.4751	US$0.8415 - US$8.9816	US$6.4850 - US$11.5675
Risk-free interest rate (1)	2.54% - 2.83%	0.28% - 1.46%	1.28% - 1.91%
Expected term (in years)	10	10	10
Expected dividend yield (2)	0%	0%	0%
Expected volatility (3)	49.18% - 50.01%	42.39% - 59.65%	54.16% - 56.70%
Expected forfeiture rate (post-vesting)	3%	3%	3%

(1)
The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the U.S. treasury bonds with a maturity life equal to the expected life to expiration.

(2)	The Company has no history or expectation of paying dividends on its ordinary shares.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Schedule of Restricted Share Activity
Equity Classified Restricted Shares

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2019	9,450,348	0.02
Granted	—	—
Reclassified from liability classified restricted shares	26,042	0.02
Vested	(6,670,834)	0.02

Outstanding at December 31, 2019	2,805,556	0.02

Granted (1)	512,782	10.16
Vested	(2,805,556)	0.02

Outstanding at December 31, 2020	512,782	10.16

Granted	—	—
Vested	—	—

Outstanding at December 31, 2021	512,782	10.16

(1)
During 2020, the Company granted shares to employees that joined the Company following the business combination (Note 3) as well as a related party who was a previous shareholder in Netless (Note 2
0
). Share agreements were signed with the employees contingent on their continuing employment with the Group as well as their ability to meet certain established performance targets. Of the restricted shares to the management employees, 70% of the awards will be released over a period of three years of continuous service, in equal installments starting from the stated vesting commencement date. The remaining 30% portion of the restricted shares are also subject to performance metrics based on an initial target number, and performance is measured over predefined performance periods which is one to three years; depending on the probability of achieving the performance targets, the number of restricted shares could range from 0 to 30% of the target amount.

Noted that the aforementioned award vesting terms were modified during 2021 to align the release of the shares with the annual company-wide performance review; the modification did not have a material impact to the related share-based compensation expenses.

Liability Classified Restricted Shares

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2019	88,542	0.02
Granted	—	—
Vested	(62,500)	0.02
Reclassified to equity classified restricted shares	(26,042)	0.02

Outstanding at December 31, 2019, 2020 and 2021	—

A restricted share unit (“RSU”) generally vest over a period of two to six years of continuous service. The following table summarizes the RSU activities:

	Numbers of Shares	Weighted-average Grant Date Fair Value
		(US$)
Outstanding at January 1, 2019 and 2020	—	$—
Granted	263,621	10.30
Vested	—	—
Outstanding at December 31, 2020	263,621	10.30

Granted	4,106,498	7.10
Vested	(384,585)	8.84
Forfeited	(33,004)	10.09

Outstanding at December 31, 2021	3,952,530	7.12